January 31, 2006

DREYFUS PREMIER SHORT TERM INCOME FUND
Class A, Class B and Class P Shares

Supplement to Prospectus dated December 1, 2005

Effective as of the close of business on or about March 24, 2006 (the "Effective Date"), all of the fund's Class A shares will be re-classified as Class D shares of the fund. Accordingly, effective on or about February 1, 2006, no new investments in the fund's Class A shares will be permitted and the front-end sales load applicable to Class A shares will be waived on subsequent investments.

In addition, effective as of the Effective Date, the following changes will be implemented:

- The contingent deferred sales charge ("CDSC") of 0.75% applicable to the fund's Class A shares purchased without an initial sales charge as part of an investment of $250,000 or more and redeemed within 18 months of their original purchase will be adopted and implemented for Class D shares with respect to such Class A shares that are re-classified as Class D shares.
- The fund's Class B shares will automatically convert to the fund's Class D shares (instead of Class A shares) approximately six years after the date of purchase. Class D shares are not subject to a Rule 12b-1 plan fee or to any CDSC.

Class D shares are offered in a separate Prospectus. To obtain a copy of the Prospectus for the fund's Class D shares, which contains more information about fees and expenses, please call 1-800-645-6561.

January 31, 2006

DREYFUS PREMIER YIELD ADVANTAGE FUND
Class A, Class B, Class P and Class S Shares

Supplement to Prospectus dated December 1, 2005

Effective as of the close of business on or about March 24, 2006 (the "Effective Date"), all of the fund's Class A, Class P and Class S shares will be re-classified as Class D shares of the fund. Accordingly, effective on or about February 1, 2006, no new investments in the fund's Class A, Class P or Class S shares will be permitted and the front-end sales load applicable to Class A shares will be waived on subsequent investments.

In addition, effective as of the Effective Date, the following changes will be implemented:

- The contingent deferred sales charge ("CDSC") of 0.50% applicable to the fund's Class A shares purchased without an initial sales charge as part of an investment of $250,000 or more and redeemed within 18 months of their original purchase will be adopted and implemented for Class D shares with respect to such Class A shares that are re-classified as Class D shares.
- The fund's Class B shares will automatically convert to the fund's Class D shares (instead of Class A shares) approximately six years after the date of purchase. Class D shares are not subject to a Rule 12b-1 plan fee or to any CDSC.

Class D shares are offered in a separate Prospectus. To obtain a copy of the Prospectus for the fund's Class D shares, which contains more information about fees and expenses, please call 1-800-645-6561.